11 Hanover Square
New York, NY 10005

October 11, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Midas Series Trust (“Registrant”)
File Nos. 811-04316 and 002-98229

Transmitted herewith for filing through EDGAR on behalf of the above-referenced Registrant, pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (“PEA 52”) on behalf of Midas Fund, Midas Magic and Midas Perpetual Portfolio (“the Funds”), each a series of the Trust.  PEA 52 includes the prospectus and statement of additional information, relating to the Registrant’s issuance of shares.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The purpose of this filing is to establish three new series of the Registrant.  These new series correspond to currently existing funds (the “Predecessor Funds”) within three separate Maryland corporations (Midas Fund, Inc., Midas Magic, Inc., and Midas Perpetual Portfolio, Inc.).  The shareholders of each of the three currently existing funds approved their reorganizations into corresponding series of the Registrant at a Joint Meeting held on September 12, 2012 and adjourned to October 1, 2012.  Each Predecessor Fund previously filed with the Securities and Exchange Commission (“SEC”) a proxy statement describing these reorganizations and other matters on August 20, 2012.  The reorganizations are scheduled to occur immediately after the close of business on October 12, 2012.

This filing responds to and incorporates comments regarding Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (“PEA 51”) provided by the Staff of the Securities and Exchange Commission and includes the necessary exhibits.  Pursuant to Rule 472(a) under the 1933 Act, PEA 52 has been marked to reflect the changes from the previous Post-Effective Amendment No. 51.

As discussed with Ms. Deborah O’Neal-Johnson of the Division of Investment Management of the Securities and Exchange Commission, we are requesting on the Registrant’s behalf, acceleration of the effective date of PEA 52 to October 15, 2012.  Pursuant to Rule 461 of Regulation C under the 1933 Act, the Registrant has orally requested that the effective date of PEA 52 be accelerated to October 15, 2012.  Letters from the Registrant and its principal underwriter requesting acceleration of the effective date are to be filed today.

If you have any questions or comments regarding the foregoing, please contact Fatima Sulaiman at 202-778-9082 or Darrell Mounts at 202-778-9298 at K&L Gates LLP, legal counsel to the Registrant.  Thank you.

Sincerely,

/s/ John F. Ramirez